FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4066


                       Pacific Capital Cash Assets Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2009

                  Date of reporting period: June 30, 2009


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)


                                Cash Assets Trust
                             Schedule of Investments
                                  June 30, 2009
                                   (unaudited)


Principal        Security
Amount           Description                                              Value (a)

                 U. S. Government Agency Obligations (29.1%):
$ 25,000,000     Federal Home Loan Mortgage Corp., 0.41%, 07/27/09        $ 24,992,597
  20,000,000     Federal Home Loan Mortgage Corp., 0.22%, 09/08/09          19,991,567
  25,000,000     Federal National Mortgage Association, 1.80%, 07/02/09     24,998,750
  17,983,000     Federal National Mortgage Association, 0.50%, 07/30/09     17,975,757
  15,000,000     Federal National Mortgage Association, 0.22%, 10/01/09     14,991,567
                                                                          ------------
                                                                           102,950,238
                                                                          ------------
                 Corporate Notes  (7.1%):
  25,000,000     Toyota Series B, 2.30%, 01/29/10 (A)                       24,999,994
                                                                          ------------

                Commercial Paper (5.6%)
                 Finance  (5.6%):
  20,000,000     Paccar Financial Corp., 0.28%, 08/13/09                    19,993,192
                                                                           -----------
                 FDIC Guaranteed Securities (3.9%)
   8,500,000     Bank of America TLGP, 0.79%, 12/23/10 (A)                   8,500,000
   3,000,000     General Electric  Capital Corp. TLGP, 1.21%, 07/08/10 (A)   3,000,000
   2,500,000     SunTrust Bank Note, 1.27%, 12/16/10 (A)                     2,503,625
                                                                          ------------
                                                                            14,003,625
                                                                          ------------

                 Municipal Security  (5.1%):
  18,000,000     Municipal Electric Authority of Georgia Taxable
                   Commercial Paper, 2.00%, 07/02/09                        18,000,000
                                                                           -----------

Shares           Investment Companies  (49.2%):
  44,850,000     Dreyfus Government Money Market Fund, Institutional
                   Share Class                                              44,850,000
  50,000,000     Goldman Sachs Trust Financial Square Government Money
                   Market Fund,  Institutional  Share Class                 50,000,000
  50,000,000     JPMorgan Tax Free Money Market Fund, Agency Share Class    50,000,000
  29,415,412     JPMorgan U.S. Government Money Market Fund, Premier
                   Share Class                                              29,415,412
                                                                          ------------
                                                                           174,265,412
                                                                          ------------

Total Investments (Amortized Cost $354,212,461*)  - 100.0%                 354,212,461
Other assets less liabilities -  0.0%                                           92,979
                                                                          ------------
NET ASSETS - 100.0%                                                       $354,305,440
                                                                          ------------
                                                                          ------------
------------

(A) Variable interest rate- subject to periodic change.

* Cost for Federal income tax and financial reporting purposes is identical.

Abbreviations:
FDIC-Federal Deposit Insurance Corp.
TLGP-Temporary Liquidity Guarantee Program


                                       Percent of
Portfolio Distribution                 Portfolio
U. S. Government Agency Obligations     29.1%
Corporate Notes                          7.1
Commercial Paper                         5.6
FDIC Guaranteed Securities               3.9
Municipal Security                       5.1
Investment Companies                    49.2
                                       -----
                                       100.0%
                                       -----
                                       -----

         See accompanying notes to financial statements.

                                Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective April 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust's investments, details of which can be found in the Schedule of Investments, used to value the Trust's net assets as of June 30, 2009:

 Valuation Inputs                                      Investments in Securities
 Level 1 - Quoted Prices                               $          -
 Level 2 - Other Significant Observable Inputs
             Short-Term Obligations                    $179,947,049
             Long-Term Obligations                     $174,265,412
 Level 3 - Significant Unobservable Inputs             $          -
                                                       ------------
Total                                                  $354,212,461
                                                       ------------
                                                       ------------



                           Tax-Free Cash Assets Trust
                             Schedule of Investments
                                  June 30, 2009
                                   (unaudited)

                                                                    Moody's/S&P
Principal        Security                                           Ratings or
Amount           Description                                        Prerefunded     Value   (a)

                 MUNICIPAL SECURITIES (88.1%)

                 ALABAMA (1.1%)
                 Montgomery, AL Downtown Redevelopment,
                   National-re Insured
$ 3,500,000       5.000%, 10/01/09                                  Aa3/AA-         $ 3,533,146
                                                                                   ------------
                 ARIZONA (1.9%)
                 Maricopa County, AZ Unified School District
                   No. 48 (Scottsdale), National-re FGIC Insured
  5,405,000      5.000%, 07/01/09                                   Aa2/AA            5,405,000

                 Tucson, AZ Industrial Development Authority VRDO*
    425,000      0.330%, 07/15/31                                   Aaa/AAA             425,000
                                                                                   ------------
                                                                                      5,830,000
                                                                                   ------------

                 ARKANSAS (0.2%)
                 Baxter County, AR Hospital Revenue Refunding &
                   Improvement-Series  B , Prerefunded to
                   09/01/09 @100
    700,000      5.625%, 09/01/28                                   Prerefunded         705,738
                                                                                    -----------
                 CALIFORNIA (2.6%)
                 Bay Area, CA Toll Authority Toll Bridge Revenue
                   A-2, VRDO*
  5,000,000      0.170%, 04/01/47                                   VMIG1/A-1         5,000,000

                 California Statewide Communities Development
                   Authority Revenue Bond (John Muir Health)
                   Series A VRDO* 3,200,000
                 0.150%, 08/15/36                                   VMIG1/A-1+        3,200,000
                                                                                   ------------
                                                                                      8,200,000
                                                                                   ------------
                 COLORADO (2.3%)
                 Colorado  Educational & Cultural Facilities
                   Authority Revenue Bond - Boulder Country Day
                   School, VRDO*
  1,150,000      0.270%, 09/01/24                                   NR/AAA            1,150,000

                 Colorado Educational & Cultural Facilities
                   Authority Revenue Bond - National Jewish
                   Federation Series C4 VRDO*
  1,000,000      0.230%, 06/01/37                                   VMIG1/NR          1,000,000

                 Colorado Educational & Cultural Facilities
                   Authority Revenue Bond - National Jewish
                   Federation Series D4 VRDO*
  1,050,000      0.230%, 05/01/38                                   VMIG1/NR          1,050,000

                 Colorado Health Facilities, Prerefunded to
                   12/01/09 @101
  4,000,000      5.750%, 12/01/23                                   Prerefunded       4,127,047
                                                                                   ------------
                                                                                      7,327,047
                                                                                   ------------
                 CONNECTICUT (3.4%)
                 Connecticut State Special Tax, FSA Insured VRDO*
 10,500,000      0.850%, 12/01/10                                   Aa2/AAA          10,500,000
                                                                                   ------------
                 DISTRICT OF COLUMBIA (0.7%)
                 District of Columbia Revenue American Geophysical
                   Union, VRDO*
  2,135,000      0.320%, 09/01/23                                   Aaa/NR            2,135,000
                                                                                    -----------
                 FLORIDA (3.9%)
                 Broward County, FL Series B
  3,000,000      5.000%, 01/01/10                                   Aa1/AA+           3,068,059

                 Orange County, FL Housing Financial Authority,
                   FNMA Insured VRDO*
  1,800,000      0.340%, 06/01/25                                   NR/A-1+           1,800,000

                 Polk County, FL School District Sales,
                   FSA Insured
  2,285,000      4.000%, 10/01/09                                   Aa3/AAA           2,302,427

                 Tampa, FL Water & Sewer Revenue, Prerefunded,
                   National-re IBC-BNY
  4,850,000      5.500%, 10/01/29 prerefunded 10/01/09 @101         Prerefunded       4,960,109
                                                                                   ------------
                                                                                     12,130,595
                                                                                   ------------

                 GEORGIA (1.3%)
                 Georgia State, Series A, Prerefunded 03/01/10
                   @100
  4,070,000      5.000%, 03/01/19                                   Prerefunded       4,191,535
                                                                                    -----------
                 HAWAII (19.2%)
                 City & County Honolulu, HI
  6,000,000      5.000%, 07/01/09                                   Aa2/AA            6,000,000

                 City & County Honolulu, HI, Prerefunded
                   to 07/01/09 @101
  1,000,000      5.125%, 07/01/10                                   Prerefunded       1,010,000

                 City & County Honolulu, HI, Prerefunded
                   to 07/01/09 @101
  2,930,000      5.125%, 07/01/18                                   Prerefunded       2,959,300

                 Hawaii County, HI
  1,015,000      4.000%, 07/15/09                                   A1/AA-            1,015,949

                 Hawaii Pacific Health Special Purpose VRDO*
                   Radian Insured VRDO*
 13,500,000      0.430%, 07/01/33                                   Aaa/AAA          13,500,000

                 Hawaii State, National-re FGIC Insured
  4,990,000      5.500%, 08/01/09                                   Aa2/AA            5,011,206
    500,000      5.500%, 10/01/09                                   Aa2/AA              505,195

                 Hawaii State, National-re FGIC Insured Series CO
  4,590,000      6.000%, 09/01/09                                   Aa2/AA            4,623,642

                 Hawaii State, National-re IBC Insured
  1,000,000      6.000%, 11/01/09                                   Aa2/AA            1,017,642

                 Hawaii State Department of Budget and Finance
                   Special Purpose Revenue Bond (Palama Meat
                   Company) Series A, Wells Fargo Insured,
                   AMT VRDO*
  6,500,000      0.570%, 10/31/29                                   NR/AAA            6,500,000

                 Hawaii State  Department of Budget and Finance
                   Special Purpose Revenue Refunding Queens Health
                   System, Series B, Bank of America Insured VRDO*
 14,335,000      0.330%, 07/01/29 weekly reset Wednesday            Aaa/AAA          14,335,000

                 Hawaii State Highways
  1,000,000      4.000%, 01/01/10                                   Aa3/AA+           1,007,394

                 Hawaii State Housing Finance & Development
                   Corp., Multi Family, Lokahi Kau, VRDO*
  2,300,000      0.320%, 12/01/41                                   Aaa/NR            2,300,000
                                                                                   ------------
                                                                                     59,785,328
                                                                                   ------------

                 ILLINOIS (4.3%)
                 Cook County, IL Capital Improvement-Series A,
                   Prerefunded to 11/15/09 @101
  1,000,000      5.250%, 11/15/16                                   Prerefunded       1,027,365

                 Illinois Educational Facilities Authority
                   Revenue Bond VRDO*
  2,245,000      0.370%, 12/01/25                                   Aaa/NR            2,245,000

                 Illinois Health Facilities Authority Revenue
                   Refunding Childrens Memorial Hospital Series A
                   Prerefunded to 08/15/09 @101
  2,000,000      5.750%, 08/15/25                                   Prerefunded       2,031,799

                 Peoria County, IL Community Unit School District
                   No. 323, FSA Insured VRDO*
  6,000,000      1.250%, 04/01/26                                   Aaa/AAA           6,000,000

                 Romeoville, IL Revenue Bond VRDO*
  2,100,000      0.230%, 10/01/36                                   Aaa/NR            2,100,000
                                                                                   ------------
                                                                                     13,404,164
                                                                                   ------------

                 INDIANA (1.3%)
                 Indiana Financial Authority Health System
                   Revenue, Sisters St. Francis Health, VRDO*
  2,000,000      0.320%, 09/01/48                                   Aaa/NR            2,000,000

                 Indiana Health Facilities Financial Authority,
                   Clark Memorial Hospital, VRDO*
  1,975,000      0.350%, 12/01/21                                   NR/NR*            1,975,000
                                                                                   ------------
                                                                                      3,975,000
                                                                                   ------------

                 IOWA (0.8%)
                 Iowa Financial Authority Revenue Private College
                    Revenue (Drake University Project) VRDO*
  2,400,000      0.300%, 04/01/31                                   Aaa/AAA           2,400,000
                                                                                   ------------
                 KENTUCKY (1.0%)
                 Breckenridge County, KY Lease Program Revenue
                   VRDO*
  3,000,000      0.230%, 02/01/31                                   VMIG1/NR          3,000,000
                                                                                   ------------
                 MICHIGAN (0.2%)
                 Michigan Higher Education Facility Authority,
                   Hope College VRDO*
    665,000      0.230%, 11/01/36                                   Aaa/NR              665,000
                                                                                   ------------
                 MINNESOTA (6.2%)
                 Bloomington, MN Multi-Family Revenue Bond VRDO*
  3,000,000      0.460%, 11/15/32                                   Aaa/AAA           3,000,000

                  Inver Grove Heights, MN Senior VRDO*
  1,595,000         0.330%, 05/15/35 Aaa/AAA                                          1,595,000

                  Minneapolis, MN Revenue Guthrie Theater
                    Project Series A, VRDO*
    800,000       0.220%, 10/01/23                                  Aa2/NR              800,000

                  Oak Park Heights, MN Multi-Family Revenue
                    Bond, FHLMC Insured VRDO*
  6,415,000       0.330%, 11/01/35                                  Aaa/AAA           6,415,000

                  Plymouth, MN Multi-Family Housing VRDO*
  1,395,000       0.330%, 04/15/33                                  Aaa/AAA           1,395,000

                  St. Louis Park, MN Multi-Family Revenue
                    Bond, FHLMC Insured VRDO*
  4,000,000       0.330%, 08/01/34                                  Aaa/AAA           4,000,000

                  St. Paul, MN Housing & Redevelopment
                    Authority, Multi Family Housing, Highland
                    Ridge Project, FHLMC Insured VRDO*
  2,000,000       0.330%, 10/01/33                                  Aaa/NR            2,000,000
                                                                                   ------------
                                                                                     19,205,000
                                                                                   ------------

                  MISSOURI (7.5%)
                  Kansas City, MO Industrial Development
                    Authority Multi-Family - Gatehouse Apartments
                    Project VRDO*
  1,260,000       0.330%, 11/15/26                                  Aaa/AAA           1,260,000

                  Kansas City, MO Industrial
                    Development Authority Revenue
                    Bond, (Ewing Marion Kaufman
                    Foundation) VRDO*
 12,260,000       0.270%, 04/01/27                                  NR/AAA           12,260,000

                  Missouri State Development Financial Board
                    Infrastructure Facility St. Louis Convention
                    Center - C, FGIC Insured VRDO* Daily
  1,440,000       0.253%, 12/01/20                                  NR/AA-            1,440,000

                  Missouri State Development Financial
                    Board Lease Revenue Bond VRDO*
    180,000       0.300%, 06/01/33                                  VMIG1/NR            180,000

                  Missouri State Health & Educational
                    Facilities Authority Educational
                    Facilities Revenue Bond, St. Louis
                    University, SPA: US Bank NA VRDO*
  2,120,000         0.330%, 07/01/32                                VMIG1/NR          2,120,000

                  Missouri State Health & Educational
                    Facilities Southwest Baptist University VRDO*
  2,630,000       0.300%, 10/01/33                                  NR/A-1+           2,630,000

                  University of Missouri University Revenue
                    Bond-System Facilities Series A VRDO*
  1,275,000       0.180%, 11/01/31                                  Aa2/A-1+          1,275,000

                  University of Missouri University System
                    Facilities Revenue Bond, Series B VRDO*
  2,300,000       0.180%, 11/01/30                                  Aa2/A-1+          2,300,000
                                                                                   ------------
                                                                                     23,465,000
                                                                                   ------------

                  NEVADA (1.6%)
                  Washoe County, NV, Reno-Sparks Convention,
                    Series A, Prerefunded
  2,000,000       6.300%, 07/01/21                                  Prerefunded       2,056,556

                  Washoe, NV, Prerefunded to 12/01/09 @100
  1,710,000       5.875%, 06/01/17                                  Prerefunded       1,749,160
  1,300,000       5.875%, 06/01/19                                  Prerefunded       1,329,330
                                                                                   ------------
                                                                                      5,135,046
                                                                                   ------------

                  NEW YORK (0.3%)
                  New York State Housing - Liberty Street,
                    FHLMC Insured VRDO*
  1,070,000       0.180%, 05/01/35                                  Aaa/AAA           1,070,000
                                                                                   ------------
                  NORTH CAROLINA (3.5%)
                  North Carolina Capital Facilities Finance
                    Agency Educational Facilities (Queens
                    College) VRDO*
  2,400,000       0.320%, 03/01/21                                  NR/NR**           2,400,000

                  North Carolina Capital Facilities Finance
                    Agency (Thompson's Children Home) VRDO*
  1,080,000       0.320%, 12/01/20                                  NR/NR***          1,080,000

                  North Carolina Medical VRDO*
  2,000,000       0.200%, 11/15/28                                  Aaa/AA            2,000,000

                  Union County, NC, Enterprise System,
                    FSA Insured VRDO*
  5,385,000       0.600%, 06/01/21                                  Aa3/AAA           5,385,000
                                                                                   ------------
                                                                                     10,865,000
                                                                                   ------------
                  OHIO (1.6%)
                  Ohio State Highway                                Escrowed to
  5,000,000       5.200%, 02/01/10                                  Maturity          5,137,549
                                                                                   ------------
                  OREGON (2.4%)
                  Multnomah County, OR Hospital Facilities VRDO*
  2,500,000       0.340%, 11/01/34                                  Aa1/NR            2,500,000

                  Oregon State Facilities Authority Revenue
                    Peacehealth VRDO*
  5,000,000       0.170%, 05/01/47                                  NR/AAA            5,000,000
                                                                                   ------------
                                                                                      7,500,000
                                                                                   ------------

                  PENNSYLVANIA (2.4%)
                  Emmaus, PA General Authority VRDO*
  1,300,000       0.300%, 03/01/24                                  NR/A-1+           1,300,000

                  Erie, PA Water Authority Revenue, FSA Insured
                    VRDO*
  3,685,000       0.800%, 12/01/36                                  Aa3/AAA           3,685,000

                  Pennsylvania State
  2,500,000       5.000%, 01/15/10                                  Aa2/AA            2,561,476
                                                                                   ------------
                                                                                      7,546,476
                                                                                   ------------

                  RHODE ISLAND (1.7%)
                  Providence, RI, Redevelopment Agency Revenue
                    Public Safety & Municipal Buildings, Series A,
                    Prerefunded 04/01/10 @101
  5,000,000       5.750%, 04/01/29                                  Prerefunded       5,248,773
                                                                                   ------------

                  SOUTH CAROLINA (1.0%)
                  Columbia, SC Waterworks & Sewer System Revenue
                    Prerefunded 02/01/10 @100
  3,000,000       5.700%, 02/01/19                                  Prerefunded       3,092,433
                                                                                   ------------
                  SOUTH DAKOTA (1.0%)
                  South Dakota State & Educational Facilities
                    Authority Revenue (Regional Health) VRDO*
  3,000,000       0.300%, 09/01/27                                  Aaa/NR            3,000,000
                                                                                   ------------
                  TEXAS (6.4%)
                  Bexar County, TX Housing Financial Corp.,
                    Multi Family Housing Revenue, Northwest Trails
                    Apartments, FNMA Insured VRDO*
  1,800,000       0.330%, 12/15/34                                  Aaa/NR            1,800,000

                  Garland, TX Independent School District
  2,000,000       5.000%, 02/15/10                                  Aaa/AAA           2,056,134

                  Houston, TX, Prerefunded to 10/15/09
    750,000       6.250%, 10/15/19                                  Prerefunded         776,689

                  Humble, TX School District Prerefunded
                    to 02/15/10 @100
  3,245,000       5.500%, 02/15/19                                  Prerefunded       3,347,235

                  McKinney, TX, Prerefunded to 02/15/10 @100
  5,505,000       5.375%, 02/15/20                                  Prerefunded       5,674,131

                  Port Houston Authority, TX, Harris County,
                    Series A, Prerefunded 10/1/09 @100
  1,500,000       5.750%, 10/01/24                                  Prerefunded       1,519,731

                  Travis, TX, Prerefunded to 11/15/09 @101
  4,600,000       6.250%, 11/15/14                                  Prerefunded       4,746,663
                                                                                   ------------
                                                                                     19,920,583
                                                                                   ------------

                  VIRGINIA (1.3%)
                  Portsmouth, VA, FSA Insured
  1,880,000       5.000%, 07/01/09                                  Aa3/AAA           1,880,000

                  Portsmouth, VA                                    Escrowed to
    120,000       5.000%, 07/01/09                                  Maturity            120,000

                  Virginia State, Prerefunded Public School
                    Authority Financing Series A
  2,100,000       5.000%, 08/01/16                                  Prerefunded       2,126,910
                                                                                   ------------
                                                                                      4,126,910
                                                                                   ------------

                  WASHINGTON (2.3%)
                  Seattle, WA Drain & Wastewater Utility Revenue
                    Prerefunded 11/01/09 @101
  1,925,000       5.750%, 11/01/18                                  Prerefunded       1,977,844
  1,785,000       5.750%, 11/01/19                                  Prerefunded       1,834,001

                  Snohomish County, WA Prerefunded to
                    12/01/09 @100
  1,000,000       5.700%, 12/01/14                                  Prerefunded       1,019,450

                  Washington State Housing Finance Commission,
                    Northwest School Project, VRDO*
  2,210,000       0.320%, 06/01/32                                  Aaa/NR            2,210,000
                                                                                   ------------
                                                                                      7,041,295
                                                                                   ------------

                  WISCONSIN (4.7%)
                  Monona Grove, WI School District, Prerefunded
                    05/01/10 @100
  5,350,000       5.850%, 05/01/18                                  Prerefunded       5,581,371

                  Wisconsin State, WI Series A Prerefunded
                    05/01/10 @100
  8,635,000       5.600%, 05/01/16                                  Prerefunded       8,992,819
                                                                                   ------------
                                                                                     14,574,190
                                                                                   ------------

Shares            INVESTMENT COMPANIES  (11.1%)

 28,508,000       Dreyfus Tax-Exempt Cash Management Money Market,
                    Institutional Share Class                                        28,508,000

  6,000,000       Goldman Sachs Trust Financial Square Tax-Free
                  Money Market Fund Institutional Share Class                         6,000,000
                                                                                   ------------
                                                                                     34,508,000
                                                                                   ------------

Total Investments (Amortized Cost $309,218,808+) - 99.2%                            309,218,808
Other assets less liabilities - 0.8%                                                  2,478,821
                                                                                   ------------
NET ASSETS - 100.0%                                                                $311,697,629
                                                                                   ------------
                                                                                   ------------
------------

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

Fitch Rating
** AA-/F1+
***A+/F1+

+ Cost for Federal income tax and financial reporting purposes is identical.

                                       Percent of
         Portfolio Distribution        Portfolio
         Alabama                          1.1%
         Arizona                          1.9
         Arkansas                         0.2
         California                       2.7
         Colorado                         2.4
         Connecticut                      3.4
         District of Columbia             0.7
         Florida                          3.9
         Georgia                          1.4
         Hawaii                          19.3
         Illinois                         4.3
         Indiana                          1.3
         Investment Companies            11.2
         Iowa                             0.8
         Kentucky                         1.0
         Michigan                         0.2
         Minnesota                        6.2
         Missouri                         7.6
         Nevada                           1.7
         New York                         0.3
         North Carolina                   3.5
         Ohio                             1.7
         Oregon                           2.4
         Pennsylvania                     2.4
         Rhode Island                     1.7
         South Carolina                   1.0
         South Dakota                     1.0
         Texas                            6.4
         Virginia                         1.3
         Washington                       2.3
         Wisconsin                        4.7
                                        -----
                                        100.0%
                                        -----
                                        -----

         PORTFOLIO ABBREVIATIONS:

         AMT - Alternative Minimum Tax
         FGIC - Financial Guaranty Insurance Corporation
         FHLMC - Federal Home Loan Mortgage Corp.
         FNMA - Federal National Mortgage Association
         FSA - Financial Security Assurance
         National-re-National Public Finance Guarantee Corporation National-re-FGIC-Reinsured FGIC bonds
         NR - Not Rated
         SPA - Standby Bond Purchase Agreement
         VRDO - Variable Rate Demand Obligation

         See accompanying notes to financial statements.


                           Tax-Free Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective April 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust's investments, details of which can be found in the Schedule of Investments, used to value the Trust's net assets as of June 30, 2009:

 Valuation Inputs                                      Investments in Securities
 Level 1 - Quoted Prices                               $          -
 Level 2 - Other Significant Observable Inputs
              Municipal Securities                     $274,710,808
              Investment Companies                     $ 34,508,000
 Level 3 - Significant Unobservable Inputs             $          -
                                                       ------------
 Total                                                 $309,218,808
                                                       ------------
                                                       ------------




                  U.S. Government Securities Cash Assets Trust
                             Schedule of Investments
                                  June 30, 2009
                                   (Unaudited)


Principal        Security
Amount           Description                                           Value  (a)

                 U.S. Government Agency Obligations (53.3%):
                 Federal Home Loan Mortgage Corporation (25.6%):
$ 120,000,000    0.25%, 07/27/09                                       $ 119,978,117
   40,000,000    0.18%, 08/17/09                                          39,990,600
   60,000,000    0.22%, 09/08/09                                          59,974,700

                                                                     ---------------
                                                                         219,943,417
                                                                     ---------------

                 Federal National Mortgage Association  (27.7%):
   20,000,000    5.13%, 07/13/09                                          20,030,618
   80,000,000    0.18%, 07/15/09                                          79,994,400
   35,000,000    0.50%, 07/30/09                                          34,985,903
   73,000,000    0.18%, 08/24/09                                          72,980,042
   30,000,000    0.22%, 10/01/09                                          29,983,133

                                                                     ---------------
                                                                         237,974,096
                                                                     ---------------

Total U.S. Government Agency Obligations                                 457,917,513
                                                                     ---------------

                 FDIC Guaranteed Securities (4.8%):
                 Bank of America TLGP
   21,500,000    0.79%, 12/23/10 (A)                                      21,500,000
                 General Electric TLGP
    7,000,000    1.21%, 07/08/10 (A)                                       7,000,000
                 Keycorp
    5,000,000    1.28%, 12/15/10 (A)                                       5,003,320
                 Suntrust Bank FDIC
    7,500,000    1.27%, 12/16/10 (A)                                       7,510,875

                                                                     ---------------
                                                                          41,014,195
                                                                     ---------------

Shares           Investment Companies (41.8%):

145,000,000      Dreyfus Government Money Market Fund,
                   Institutional Share Class                             145,000,000

145,010,772      Goldman Sachs Trust Financial Square Government
                   Money Market Fund, Institutional Share Class          145,010,772

 69,561,611      JPMorgan U.S. Government Money Market Fund,
                   Premier Share Class                                    69,561,611

                                                                     ---------------
                                                                         359,572,383
                                                                     ---------------

Total Investments (Amortized Cost $858,504,091*)  - 99.9%                858,504,091
Other assets less liabilities - 0.1%                                         455,557
                                                                       -------------
 NET ASSETS   -   100.0%                                               $ 858,959,648
                                                                       -------------
                                                                       -------------

-------------
* Cost for Federal income tax and financial reporting purposes is identical.

(A) Variable interest rate- subject to periodic change.

Abbreviations:
FDIC-Federal Deposit Insurance Corp.
TLGP-Temporary Liquidity Guarantee Program

                                    Percent of
Portfolio Distribution              Portfolio
U.S. Government Agency Obligations    53.3%
FDIC Guaranteed Securities             4.8
Investment Companies                  41.9
                                     -----
                                     100.0%
                                     -----
                                     -----


         See accompanying notes to financial statements.


                  U.S. Government Securities Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective April 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust's investments, details of which can be found in the Schedule of Investments, used to value the Trust's net assets as of June 30, 2009:

 Valuation Inputs                                      Investments in Securities
 Level 1 - Quoted Prices                               $          -
 Level 2 - Other Significant Observable Inputs
              Short-Term Obligations                   $498,931,708
              Investment Companies                     $359,572,383
 Level 3 - Significant Unobservable Inputs             $          -
                                                       ------------
 Total                                                 $858,504,091
                                                       ------------
                                                       ------------




Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).




                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACIFIC CAPITAL CASH ASSETS TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 24, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 24, 2009


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	August 24, 2009